Accrued Expenses and Other Payables (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accrued Expenses and Other Payables
Payroll and welfare payable	$ 2,847,272	17,422,454	16,708,584
VAT and other tax payables	3,642,536	22,288,677	32,284,265
Accrued fixed assets purchases	775,751	4,746,821	11,195,275
Other payables and accruals	400,561	2,451,035	6,563,877
Accrued bonds' interest expenses (note 14)	6,507,674	39,820,456	39,822,083
Total accrued expenses and other payables	$ 14,173,794	86,729,443	106,574,084